Shareholders' equity - Award Outstanding - Additional Information (Details)	12 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	606,356	1,323,195
DSU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	64,356	105,695
Share price (in dollars per shares) | $ / shares	$ 6.06	$ 3.07
PSU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	271,000	412,300
Share price (in dollars per shares) | $ / shares	$ 6.68	$ 4.05
RSU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	271,000	805,200
Share price (in dollars per shares) | $ / shares	$ 5.65	$ 3.63